Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows used in operating activities:
Net income (loss) for the period	$ (23,191,699)	$ 9,339,383
Adjustments:
Depreciation of property, plant and equipment	2,351,617	2,617,646
Amortization of intangible assets	704,705	924,236
Net loss from sale of property, plant and equipment	32,333
Stock-based compensation	3,712,415	2,283,756
Impairment loss on inventories (notes 4 and 6)		2,376,969
Gain on loss of control of subsidiary (note 20 (a)(i))		(8,783,613)
Recognition of deferred revenues	(107,635)	(549,671)
Amortization of deferred lease inducements	(59,356)	(59,355)
Net finance expense	208,484	2,255,161
Realized foreign exchange gain (loss)	20,158	(345,781)
Net gain on sale of assets, excluding transaction costs and severances (note 4)		(25,544,261)
Charge on settlement of liability		90,385
Income taxes expense (recovery) (note 17)	170,011	(1,640,200)
Tax credits recoverable (note 17)		1,932,831
Adjustments to reconcile profit (loss)	(16,158,967)	(15,102,514)
Changes in operating assets and liabilities (note 19)	8,004,507	7,515,995
Cash flows from (used in) operating activities	(8,154,460)	(7,586,519)
Cash flows (used in) from investing activities:
Maturity of previously restricted short-term investments	2,374,000	519,000
Acquisition of short-term investments		(184,000)
Proceeds on sale of assets (note 4)		43,075,587
Proceeds on sale of investment		104,110
Interest received	222,700	227,465
Acquisition of property, plant and equipment	(6,738,554)	(1,267,364)
Acquisition of intangible assets	(2,352,205)	(3,783,669)
Cash reduction related to loss of control of Acasti (note 20 (a)(i))		(2,666,122)
Cash flows from (used in) investing activities	(6,494,059)	36,025,007
Cash flows from (used in) financing activities:
Payment of debt issuance transaction costs	130,000	490,000
Repayment of loans and borrowings (note 19 (c))	(1,357,454)	(19,389,098)
Interest paid	(281,510)	(873,305)
Penalty on debt reimbursement		(263,483)
Settlement of derivative swap agreements		(58,999)
Issuance of shares costs (note 13 (b))		(9,930)
Proceeds from exercise of options (note 13 (d))	1,697,933	256,616
Cash flows from (used in) financing activities	188,969	(19,885,019)
Foreign exchange loss on cash and cash equivalents held in foreign currencies	(8,206)	(68,725)
Net (decrease) increase in cash and cash equivalents	(14,467,756)	8,484,744
Cash and cash equivalents as at April 1, 2018 and 2017	24,287,107	15,802,363
Cash and cash equivalents as at March 31, 2019 and 2018	9,819,351	24,287,107
Cash and cash equivalents is comprised of:
Cash	3,676,704	5,784,810
Cash equivalents	$ 6,142,647	18,502,297
Acasti Pharma Inc
Cash flows from (used in) financing activities:
Issuance of shares costs (note 13 (b))		(421,070)
Proceeds from Acasti warrants		$ 384,250